First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
August 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 105.6%
	Capital Markets – 105.6%
250,000	Ares Capital Corp. (a)	$4,910,000
390,000	Barings BDC, Inc. (a)	3,888,300
332,000	BlackRock TCP Capital Corp. (a)	4,501,920
89,500	Blackstone Secured Lending Fund (a)	2,122,045
71,000	Capital Southwest Corp. (a)	1,384,500
26,000	Crescent Capital BDC, Inc. (a)	453,440
38,500	FS KKR Capital Corp.	830,830
135,000	Goldman Sachs BDC, Inc. (a)	2,297,700
250,000	Golub Capital BDC, Inc. (a)	3,477,500
340,000	Hercules Capital, Inc. (a)	4,783,800
111,000	Main Street Capital Corp. (a)	4,633,140
328,000	New Mountain Finance Corp. (a)	4,306,640
268,000	OFS Capital Corp. (a)	2,856,880
150,000	Owl Rock Capital Corp. (a)	1,971,000
656,000	PennantPark Investment Corp. (a)	4,237,760
14,551	PhenixFIN Corp.	545,371
44,000	Portman Ridge Finance Corp.	982,080
147,000	Sixth Street Specialty Lending, Inc. (a)	2,768,010
171,000	SLR Investment Corp. (a)	2,594,070
197,000	Stellus Capital Investment Corp. (a)	2,667,380
78,000	Trinity Capital, Inc. (a)	1,155,180
105,000	TriplePoint Venture Growth BDC Corp. (a)	1,405,950
	Total Common Stocks - Business Development Companies	58,773,496
	(Cost $65,324,392)
COMMON STOCKS – 4.5%
	Diversified Financial Services – 2.3%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	1,263,600
	Insurance – 2.2%
150	Markel Corp. (b)	179,117
11,000	Prudential Financial, Inc. (a)	1,053,250
		1,232,367
	Total Common Stocks	2,495,967
	(Cost $1,888,449)
REAL ESTATE INVESTMENT TRUSTS – 4.3%
	Mortgage Real Estate Investment Trusts – 4.3%
110,000	AGNC Investment Corp. (a)	1,314,500
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
165,000	Annaly Capital Management, Inc. (a)	$1,064,250
	Total Real Estate Investment Trusts	2,378,750
	(Cost $3,147,911)
EXCHANGE-TRADED FUNDS – 0.9%
	Capital Markets – 0.9%
5,000	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	522,600
	(Cost $537,206)
	Total Investments – 115.3%	64,170,813
	(Cost $70,897,958)
	Outstanding Loan – (15.4)%	(8,600,000)
	Net Other Assets and Liabilities – 0.1%	104,768
	Net Assets – 100.0%	$55,675,581

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	Non-income producing security.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 58,773,496	$ 58,773,496	$ —	$ —
Common Stocks*	2,495,967	2,495,967	—	—
Real Estate Investment Trusts*	2,378,750	2,378,750	—	—
Exchange-Traded Funds*	522,600	522,600	—	—
Total Investments	$ 64,170,813	$ 64,170,813	$—	$—

*	See Portfolio of Investments for industry breakout.